Condensed Consolidated Statements of Cash Flows (unaudited) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Cash flows from operating activities
Net loss	$ (257,283)	$ (147,014)	$ (231,133)	$ (135,457)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	13,539	6,510	12,545	4,707
Loss (gain) on disposal of fixed assets	0	1,824	1,742	(1)
Stock-based compensation	5,191	1,296	1,841	1,612
Change in fair value of warrant liability	47,257	479	3,079	147
Loss on extinguishment of debt	30,400	0
Non-cash interest expense	4,595	5,790	8,402	2,155
Non-cash inventory write-off	0	247	247	0
Changes in operating assets and liabilities:
Accounts receivable	(4,123)	(3,055)	1,700	(1,041)
Advanced payments	34,550	(17,205)	(34,553)	(39,518)
Other assets	(996)	5,460	4,523	4,458
Accounts payable	(5,300)	10,956	8,312	9,748
Accounts payable—related parties	704	(1,312)	(1,320)	1,025
Accrued expenses	(5,035)	(5,941)	(2,054)	3,925
Other liabilities	(11,812)	19,334	36,157	452
Right-of-use assets	1,549	2,562	5,884	1,689
Lease liabilities	(6,646)	(3,616)	(3,840)	(578)
Deferred revenue	15,745	6,292	30,818	53,243
Net cash used in operating activities	(137,665)	(117,393)	(157,650)	(93,434)
Cash Flows from investing activities:
Purchases of property and equipment	(20,757)	(30,041)	(32,697)	(77,248)
Net cash acquired in business combination			0	7,254
Net cash used in investing activities	(20,757)	(30,041)	(32,697)	(69,994)
Cash Flows from financing activities:
Proceeds from issuance of common stock	943,736	0
Payments of offering costs associated with IPO	(4,208)	0
Proceeds from issuance of Preferred Stock, net	235,506	22,186	189,041	149,833
Principal payments on finance leases	(1,166)	(595)	(84)	(1,550)
Proceeds from issuance of notes payable	0	48,990	48,990	101,742
Payment of IPO Closing Preferred Stock Dividend	(4,990)	0
Proceeds from notes payable—related parties	0	25,000	0	21,117
Repayment of notes payable—related parties	(21,117)	0
Payments on notes payable	(131,457)	(2,181)	(3,719)	(985)
Payments of debt issuance costs	(2,083)	(2,301)	(2,301)	(24,719)
Payments of debt issuance costs—related parties			0	(5,385)
Proceeds from repayment of employee note	396	206	247	307
Proceeds from exercise of stock options	2,238	407	585	559
Payments on mortgage principal			0	(188)
Net cash provided by financing activities	1,016,855	91,712	232,759	240,731
Net increase (decrease) in cash and cash equivalents and restricted cash	858,433	(55,722)	42,412	77,303
Balance, beginning of period	137,558	95,146	95,146	17,843
Balance, end of period	995,991	39,424	137,558	95,146
Cash and cash equivalents	995,162	26,359	123,431	81,945
Restricted cash, current	829	1,087	424	2,445
Restricted cash, non-current	0	11,978	13,703	10,756
Total cash and cash equivalents and restricted cash at the end of the period	995,991	39,424	137,558	95,146
Supplemental disclosures of cash flow information
Cash paid for interest	14,443	16,828	21,129	12,576
Non-cash investing and financing activities
Equity issued for business combination			0	9,804
Initial fair value of warrants at issuance			107	844
Property and equipment additions in accounts payable	1,905	170	3,103	5,880
Property and equipment acquired through loans			0	630
Property and equipment acquired through finance leases			0	3,900
ROU asset acquired in exchange for operating lease liabilities			0	2,911
ROU asset acquired in exchange for finance lease liabilities	1,625	470	109	3,900
Capitalized interest (paid-in-kind)	683	0
Issuance of debt in exchange of software licenses	664	0
Acqusition of software license assets and obligations	10,633	0
Right-of-use asset acquired in exchange for finance lease liabilities	1,625	470	$ 109	$ 3,900
Net exercise of Common Warrants into common stock	46,060	0
Unpaid deferred offering costs associated with IPO	7,195	0
Preferred Stock issuance costs not yet paid	3,510	0
Issuance of common stock to settle Preferred Stock Dividends	86,124	0
Conversion of Preferred Stock to common stock	$ 937,087	$ 0